Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Disclosure of Details of Cash and Cash Equivalents Explanatory

(1) Cash and cash equivalents as of December 31, 2020 and 2019 consist of the follows:

	December 31, 2020		December 31, 2019
	(In millions of Korean won)
Deposits in banks		95,573		52,941
Money market instruments		15,059		26,487
Total	~~W~~	110,632	~~W~~	79,428

(2) The Group does not have any restricted cash and cash equivalents as of December 31, 2020 and 2019.